Leases	12 Months Ended
Dec. 31, 2024
Leases [abstract]
LEASES
NOTE 19:	LEASES

Set out below are the carrying amounts of the Company’s ROU assets and lease liabilities and their activity during the years ended December 31, 2024 and 2023:

	Leased premises	Vehicles	Other equipment	Total ROU assets	Lease liabilities
As of January 1, 2024	13,762	544	9	14,315	15,850
Additions, extensions and modifications to ROU assets	12,077	129	—	12,206	9,919
Depreciation	(2,865)	(250)	(9)	(3,124)	—
Lease termination	(373)	(4)	—	(377)	(518)
Payments	—	—	—	—	(3,667)
Interest	—	—	—	—	1,444
Foreign exchange	—	—	—	—	(1,189)
As of December 31, 2024	22,601	419	—	23,020	21,839
Less current portion of lease liabilities					(2,089)
Non-current portion of lease liabilities					19,750

	Leased premises	Vehicles	Other equipment	Total ROU assets	Lease liabilities
As of January 1, 2023	15,694	265	405	16,364	17,864
Additions and extensions to ROU assets	1,020	534	—	1,554	1,553
Reclass to property, plant and equipment	—	—	(364)	(364)	—
Depreciation	(2,952)	(213)	(32)	(3,197)	—
Lease termination	—	(42)	—	(42)	(23)
Payments	—	—	—	—	(5,025)
Gain on extinguishment of lease liabilities	—	—	—	—	(255)
Interest	—	—	—	—	1,391
Foreign exchange	—	—	—	—	345
As of December 31, 2023	13,762	544	9	14,315	15,850
Less current portion of lease liabilities					(2,857)
Non-current portion of lease liabilities					12,993

a.	2024 lease activities

Sharon lease agreement

On August 27, 2024, the Company entered into an agreement to lease an industrialized site in Sharon, Pennsylvania, United States, providing the Company immediate capacity of 12 MW of electricity and potential for up to an additional 98 MW for a total 110 MW of development capacity by 2026.

Upon signing the lease agreement, the Company issued 1,532,745 common shares with a total value of $3,000 as a non-refundable deposit which was capitalized as part of the ROU asset. The initial lease term is five years with options to renew for a total of seventeen years along with an option to purchase the site at fair market value through the lease term or upon a change of control, as defined therein. The lease has variable minimum monthly payments increasing over the term of the lease from $33 to $138, with annual adjustments beginning after the third year. Prior to June 30, 2026, monthly lease payments can fluctuate based on the energized MW.

On initial recognition, the Company recognized $11,390 of ROU asset and $8,240 of lease liability with the difference of $3,000 recorded in share capital as explained above and in Note 22.

Magog lease agreement

In November 2024, the Company agreed to terminate its lease for the data center in Magog, Quebec, Canada, and forfeit its fixed price purchase option in exchange for $714 (CAD$1,000) from the landlord. Concurrently, the Company signed a new lease with the same party with an initial term of 10 years with monthly payments totaling $17 (CAD$24) which took effect on December 1, 2024 and maintain an option to purchase the site at fair market value for the duration of the lease.

The new lease agreement is considered a lease modification that resulted in the remeasurement of the lease liability by discounting the revised lease payments in addition with a corresponding adjustment made to the ROU asset of $708. The $714 payment from the landlord is considered a lease incentive which reduced the ROU asset carrying amount.

b.	2023 lease activities

Reliz Lease

In February 2023, the Company negotiated a modification to its lease agreement with Reliz Ltd. (where BlockFi was the lender to Reliz Ltd.) in order to settle its outstanding lease liability of $373 for a payment of $118. Refer to Note 29 for more details.

Baie-Comeau

On July 5, 2023, in conjunction with the Baie-Comeau acquisition described in Note 5, the Company entered into a lease agreement with a third party for a site to install the infrastructure to operate the acquired capacity. The lease agreement is for an industrial site in Baie-Comeau, Quebec, Canada, for an initial term of 10 years at $16 (CAD$21) a month with an annual adjustment at the lesser of (i) the change in the Consumer Price Index and (ii) 3%. The lease agreement also provides the Company with the option to purchase the site for $2,248 (CAD$3,000) with an annual adjustment at the lesser of (i) the change in the Consumer Price Index and (ii) 3% throughout the lease term.